Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST
CIK	dei_EntityCentralIndexKey	0001479026
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2021
Prospectus Date	rr_ProspectusDate	Dec. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs Future Consumer Equity ETF | Goldman Sachs Future Consumer Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBUY
Goldman Sachs Future Health Care Equity ETF | Goldman Sachs Future Health Care Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GDOC
Goldman Sachs Future Planet Equity ETF | Goldman Sachs Future Planet Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSFP
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Goldman Sachs Future Real Estate Infrastructure Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GREI
Goldman Sachs Future Tech Leaders Equity ETF | Goldman Sachs Future Tech Leaders Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTEK